Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) impression	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) impression
Financial position of the VIE
Total assets	¥ 74,936,126		¥ 72,322,594		$ 10,266,208
Current liabilities:
Advances from customers	2,706,000		2,378,800
Total current liabilities	(29,927,001)		(30,624,136)		(4,099,982)
Total liabilities	(33,386,897)		(33,762,836)		$ (4,573,986)
Results of operation of the VIE
Net revenues	108,420,832	$ 14,853,593	112,856,020	¥ 103,152,489
Total operating expenses	(17,211,609)	(2,357,981)	(17,418,317)	(16,143,466)
Net income	7,838,945	1,073,930	8,201,299	6,311,835
Net cash provided by (used in) operating activities	9,128,983	1,250,666	14,414,513	10,519,692
Net cash (used in) provided by investing activities	(3,565,550)	(488,478)	(5,160,337)	1,049,153
Net cash used in financing activities	¥ (4,969,579)	$ (680,830)	(6,146,005)	(5,573,391)
Period of unconditional right of return	7 days	7 days
Amount of unfulfilled performance obligations	¥ 1,495,200		1,801,200
Amount of contract assets balance	360,500		344,000
Net revenues	¥ 108,420,832	$ 14,853,593	112,856,020	103,152,489
Number of impressions used as a basis | impression	1,000				1,000
Contract with customer, refund liability	¥ 510,700		494,800
Government grants	¥ 635,673		¥ 495,078	¥ 451,664
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	5.00%	5.00%
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	For the years ended December 31, 2022, 2023 and 2024, the Group has determined it has five operating segments, Vip.com, internet finance, Shan Shan Outlets, offline shops and City Outlets, in which the CODM reviews its financial result on a regular basis.Vip.com and Shan Shan Outlets have been identified as reportable segments. Internet finance, offline shops and City Outlets operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold.	For the years ended December 31, 2022, 2023 and 2024, the Group has determined it has five operating segments, Vip.com, internet finance, Shan Shan Outlets, offline shops and City Outlets, in which the CODM reviews its financial result on a regular basis.Vip.com and Shan Shan Outlets have been identified as reportable segments. Internet finance, offline shops and City Outlets operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold.
Maximum
Results of operation of the VIE
Lessee Operating Lease Term of Contract	16 years				16 years
Minimum
Results of operation of the VIE
Lessee Operating Lease Term of Contract	12 months				12 months
Minimum | Revenue Benchmark | Customer Concentration Risk | No Customer
Results of operation of the VIE
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Service
Results of operation of the VIE
Net revenues	¥ 4,940,000		¥ 1,470,000	¥ 4,430,000
Net revenues	4,940,000		1,470,000	4,430,000
Lease
Results of operation of the VIE
Net revenues	2,730,000		4,960,000	2,300,000
Net revenues	2,730,000		4,960,000	2,300,000
Reward Points
Results of operation of the VIE
Amount of unfulfilled performance obligations	394,100		388,800
Parent company
Financial position of the VIE
Total assets	6,504,813		7,442,585
Current liabilities:
Total current liabilities	(899,497)		(1,027,549)
Total liabilities	(901,256)		(1,062,156)
Results of operation of the VIE
Net revenues	306,576		372,530	1,101,098
Total operating expenses	(56,759)		(62,931)	(86,115)
Net income	308,464		235,406	541,290
Net cash provided by (used in) operating activities	(749,147)		(721,336)	(1,892,620)
Net cash (used in) provided by investing activities	(155,901)		(123,591)	569,610
Net cash used in financing activities	(1,854)		0	0
Net revenues	¥ 306,576		¥ 372,530	¥ 1,101,098
Vipshop E-Commerce | Mr. Shen
Principles of consolidation
Equity interest (as a percent)	66.70%				66.70%
Vipshop E-Commerce | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)	33.30%				33.30%